CONDENSED CONSOLIDATED STATEMENT OF UNITHOLDERS' CAPITAL (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Balance Beginning	$ 3,428,910
Sale of units, net of underwriting discounts and expenses of $29,819	731,542
Issuance of units	0
Distributions to unitholders	(137,590)
Unit-based compensation expenses	8,171
Excess tax benefit from unit-based compensation	2,587
Net loss	(6,202)
Balance Ending	4,027,418
Units [Member]
Balance Beginning (in shares)	177,365
Sale of units, net of underwriting discounts and expenses of $29,819 (in shares)	21,090
Issuance of units (in shares)	876
Balance Ending (in shares)	199,331
Unitholders' Capital [Member]
Balance Beginning	2,751,354
Sale of units, net of underwriting discounts and expenses of $29,819	731,542
Issuance of units	0
Distributions to unitholders	(137,590)
Unit-based compensation expenses	8,171
Excess tax benefit from unit-based compensation	2,587
Net loss	0
Balance Ending	3,356,064
Accumulated Income [Member]
Balance Beginning	677,556
Sale of units, net of underwriting discounts and expenses of $29,819	0
Issuance of units	0
Distributions to unitholders	0
Unit-based compensation expenses	0
Excess tax benefit from unit-based compensation	0
Net loss	(6,202)
Balance Ending	$ 671,354